Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Segment	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Sep. 30, 2019 ARS ($)	Jun. 30, 2018	Jul. 02, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segment | Segment			1		1
Foreign currency exchange rate		28.880		28.880	37.569	18.593		28.880
Gain on foreign currency translation	$ (74,179)	$ (58,579)	$ (106,513)	$ (58,579)	$ (187,660)
Deposit	$ 109,325		109,325
Deposit renewal annual interest, percentage	60.00%
Cash, FDIC insured amount	$ 250,000		250,000		250,000
Cash and cash equivalent, uninsured amount	167,640		167,640		48,900	146,952
Revenue from sale of real estate	$ 8,560		8,560		3,725,867
Deferred revenue									$ 82,500
ROU assets and lease liabilities			361,020
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
ROU assets and lease liabilities			$ 361,020
Gaucho Group, Inc. [Member]
Property, Plant and Equipment [Line Items]
Ownership interest	21.00%		21.00%				21.00%
Hotel [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	$ 52,157		$ 52,157		43,165	46,939
Real Estate Lot Sales Deposit [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	827,576		827,576		995,327	$ 1,685,725
Advance Deposits for Wine Barrel and Agricultural Products [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue	$ 13,114		$ 13,114		$ 0
Argentine Peso [Member]
Property, Plant and Equipment [Line Items]
Deposit							$ 6,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cumulative inflationary rate			100.00%		100.00%